Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
The following table includes the consolidated income tax provision for federal, state, and foreign income taxes related to the Company’s total earnings before taxes for 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Current:
Federal	$219	$—	$—
State	364	86	264
Foreign	481	392	354
	1,064	478	618
Deferred:
Federal	(56,750)	1,453	1,898
State	(13,705)	343	869
Foreign	(41)	74	(399)
	(70,496)	1,870	2,368
Income tax (benefit) provision	$(69,432)	$2,348	$2,986

Schedule of Deferred Tax Assets and Liabilities
The consolidated deferred tax assets and liabilities consist of the following:

	December 31,
	2015	2014
Deferred tax assets:
Financial statement accruals not currently deductible	$3,409	$3,661
Accrued vacation	1,215	914
Deferred revenue	280	420
State taxes	116	62
Fixed assets	7,647	8,004
Goodwill and other identifiable intangibles	20,828	25,079
Stock-based compensation	5,562	5,098
Federal tax net operating loss carryforward	29,089	33,005
State tax net operating loss carryforward, net	5,096	5,179
State tax credits, net	1,002	994
Foreign tax credit carryforward	517	506
Foreign tax net operating loss carryforward	380	455
Federal alternative minimum tax	222	—
Interest rate hedge	140	—
Gross deferred tax assets	75,503	83,377
Less: valuation allowance	(1,307)	(81,989)
Net deferred tax assets	74,196	1,388

Deferred tax liabilities:
Goodwill and other identifiable intangibles	$(35,933)	$(33,463)
Net deferred tax assets (liabilities)	$38,263	$(32,075)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2015	2014	2013
Statutory federal income tax rate	35%	35%	35%
State taxes, net of federal benefit	5	4	3
Foreign taxes	—	1	4
Valuation allowance	(289)	(36)	(63)
Non-deductible expenses and other	1	3	(1)
Section 162(m) limitation	1	4	(2)
Stock-based compensation	—	16	(8)
Discrete item for state taxes	(1)	(4)	8
Discrete items for other	—	1	(2)
Effective income tax rate	(248)%	24%	(26)%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Beginning balance at January 1,	$266	$266
Additions based on tax positions related to the current year	—	—
Reductions based on tax positions related to the prior year	(266)	—
Reductions for tax positions due to expiration of statute of limitations	—	—
Ending balance at December 31,	$—	$266